Results for the Year - Corporate and Deferred Tax (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Results for the Year
Current tax on profit	kr 1,799	kr 1,301	kr 1,478
Adjustment to deferred tax	99	(59)	107
Net Increase (decrease) of unrecognized deferred tax assets for the year	(578)	43	(92)
Recognition of previously unrecognized deferred tax assets	(2,200)
Total tax for the period in the income statement	kr 1,320	kr 1,285	kr 1,493